Concentration and Risks - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 22,634,977	¥ 19,902,484